Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciled of provision for income taxes
Income tax benefit at statutory federal rate	$ (2,708)	$ (4,042)
State tax expense (benefit), net of federal	(445)	(664)
Fair Value of Derivative	(1,221)	0
Expired tax attributes	3,008	3,709
Removal of net operating losses and research and development credits	(2,522)	2,644
Stock compensation expense	0	22
Change in valuation allowance	10,037	167
Other	(6,149)	(1,836)
Provision for income taxes	$ 0	$ 0